Flat Rock Enhanced Income Fund
Schedule of Investments
March 31, 2023 - (Unaudited)
1
COLLATERALIZED LOAN OBLIGATIONS — 60.99%
Principal
Amount Fair Value
ABPCI Direct Lending Fund ABS II LLC, Series 2022-2A, Class C, 8.24%,
3/1/2032
(a)
$ 2,000,000 $ 1,540,000
ABPCI Direct Lending Fund CLO I LLC, Series 2023-12A, Class E, 14.48%,
4/29/2035 (TSFR3M + 1050bps)
(a)(b)
6,200,000 5,952,000
Barings Middle Market CLO Ltd., Series 2021-IA, Class D, 12.89%,
7/20/2033 (3MO LIBOR + 865bps)
(a)(b)
1,000,000 941,739
Brightwood Capital MM CLO Ltd., Series 2020-1A, Class ER, 13.04%,
1/15/2031 (TSFR3M + 872bps)
(a)(b)
4,000,000 3,760,000
Great Lakes CLO Ltd., Series 2021-5A, Class E, 11.58%, 4/15/2033 (3MO
LIBOR + 750bps)
(a)(b)
5,000,000 4,412,450
Ivy Hill Middle Market Credit Fund XIV Ltd., Series 14A, Class D, 11.26%,
4/18/2030 (3MO LIBOR +707bps)
(a)(b)
2,000,000 1,882,247
Ivy Hill Middle Market Credit Fund, Inc., Series 7A, Class ERR, 12. 66%,
10/20/2033 (3MO LIBOR + 842bps)
(a)(b)
3,000,000 2,743,375
MCF CLO IV LLC, Series 2014-1A, Class ERR, 12.89%, 10/20/2033 (3MO
LIBOR +865bps)
(a)(b)
1,500,000 1,386,235
MCF CLO IX Ltd., Series 2019-1A, Class E, 11.98%, 7/17/2031 (3MO
LIBOR + 790bps)
(a)(b)
1,500,000 1,410,303
Monroe Capital MML CLO Ltd., Series 2021-1A, Class E, 13.22%,
5/20/2033 (3MO LIBOR + 854bps)
(a)(b)
2,000,000 1,812,323
Monroe Capital MML CLO Ltd., Series 2019-1X, Class ER, 13.02%,
11/22/2033 (3MO LIBOR + 836bps)
(b)
1,500,000 1,303,133
Monroe Capital MML CLO VI Ltd., Series 2018-1A, Class E, 10.98%,
4/15/2030 (3MO LIBOR + 690bps)
(a)(b)
1,250,000 1,117,354
Monroe Capital MML CLO VII Ltd., Series 2018-2A, Class E, 11.91%,
11/22/2030 (3MO LIBOR + 725bps)
(a)(b)
2,000,000 1,857,701
Monroe Capital MML CLO VIII Ltd., Series 2019-1A, Class ER, 13.02%,
11/22/2033 (3MO LIBOR + 836bps)
(a)(b)
500,000 443,150
Monroe Capital MML CLO X Ltd., Series 2020-1A, Class ER, 11.55%,
5/20/2034 (TSFR3M + 875bps)
(a)(b)
1,500,000 1,388,782
Wind River CLO Ltd., Series 2017-4A, Class E, 10.48%, 11/20/2030 (3MO
LIBOR + 580bps)
(a)(b)
1,250,000 1,022,303
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $33,003,586) 32,973,095
MONEY MARKET FUNDS - 27.78% Shares
First American Government Obligations Fund, Class X, 4.65%
(c)
15,016,934 15,016,934
TOTAL MONEY MARKET FUNDS (Cost $15,016,934) 15,016,934
TOTAL INVESTMENTS — 88.77% (Cost $48,020,520) 47,990,029
Other Assets in Excess of Liabilities — 11.23% 6,072,711
NET ASSETS — 100.00% $ 54,062,740

Flat Rock Enhanced Income Fund
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)
2
LIBOR – London Interbank Offered Rate
TSFR3M- CME Term SOFR 3-Month Rate
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as March 31, 2023 was $31,669,962, representing 58.58% of net assets.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c) Rate disclosed is the seven day effective yield as of March 31, 2023.